SCHEDULE OF OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Prepaid expenses	[1]	$ 173	¥ 24,954	¥ 19,004
Deposits		30	4,370	15,478
Advance to staff		12	1,679	988
Prepaid consumption tax		1	143	4,800
Advance to suppliers		30	4,320	4,395
Total		$ 246	¥ 35,466	¥ 44,665

[1]	Prepaid expenses mainly include prepaid rent and advances for entertainment event performance fees to service providers.